Common and Preferred Shares and Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Authorized shares and a reconciliation of common shares issued and outstanding

The following table shows authorized shares and provides a reconciliation of common shares issued and outstanding for the years ended December 31:

(Millions, except where indicated)	2013	2012	2011
Common shares authorized (billions)(a)	3.6	3.6	3.6
Shares issued and outstanding at beginning
of year	1,105	1,164	1,197
Repurchases of common shares	(55)	(69)	(48)
Other, primarily stock option exercises
and restricted stock awards granted	14	10	15
Shares issued and outstanding as of
December 31	1,064	1,105	1,164

  Of the common shares authorized but unissued as of December 31, 2013, approximately 63 million shares are reserved for issuance under employee stock and employee benefit plans.